Income Taxes, Expense (Benefit) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income tax expense (benefit)
Current federal income tax expense (benefit)	$ (87,736)	$ 181,579	$ 9,705
Current state income tax expense	11,091	11,614	5,092
Deferred federal income tax expense (benefit)	41,851	(65,970)	61,113
Federal - valuation allowance adjustment	(10,816)
Deferred state income tax expense (benefit)	2,208	(1,180)	(2,328)
State - valuation allowance adjustment	38,470
Total income tax expense	$ (4,932)	$ 126,043	$ 73,582